INTANGIBLE ASSETS, NET (Tables) - Seamless Group Inc. [Member]	12 Months Ended
Dec. 31, 2023
SCHEDULE OF INTANGIBLE ASSETS NET

Intangible assets, net as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022
	US$	US$

Software	22,778,055	20,546,739
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	35,675,049	33,443,733
Less: accumulated amortization	(26,483,336)	(23,593,955)
Intangible assets, net	9,191,713	9,849,778

SCHEDULE OF FUTURE AMORTIZATION EXPENSES

As of December 31, 2023, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2024	2,948,062
2025	2,779,867
2026	2,343,051
2027	815,240
2028	305,493
Thereafter	—
Total	9,191,713